Segmented Information (Narrative) (Details)	12 Months Ended
Feb. 28, 2015
Segmented Information 1	10.00%
Segmented Information 2	95.00%
Segmented Information 3	96.00%
Segmented Information 4	92.00%
Segmented Information 5	90.00%
Segmented Information 6	90.00%
Segmented Information 7	83.00%
Segmented Information 8	10.00%